Fair Value Measurements - Schedule of Change in Level 3 Liabilities (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Conversion of Stock [Line Items]
Fair value loss on derivative liabilities		$ 332,372	¥ 2,285,223	¥ 0	¥ 0
Embedded Conversion Feature [Member]
Conversion of Stock [Line Items]
Balance as of January 1, 2018			0
Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018			892,334
Fair value loss on derivative liabilities			2,285,223
Foreign exchange			11,270
Derecognition of derivative liabilities upon the completion of the IPO	[1]		(3,188,827)
Balance as of December 31, 2018			0	0
Series A Preferred Shares [Member] | Embedded Conversion Feature [Member]
Conversion of Stock [Line Items]
Balance as of January 1, 2018			0
Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018			572,237
Fair value loss on derivative liabilities			628,298
Foreign exchange			4,573
Derecognition of derivative liabilities upon the completion of the IPO	[1]		(1,205,108)
Balance as of December 31, 2018			0	0
Series B-2 Preferred Shares [Member] | Embedded Conversion Feature [Member]
Conversion of Stock [Line Items]
Balance as of January 1, 2018			0
Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018			320,097
Fair value loss on derivative liabilities			1,656,925
Foreign exchange			6,697
Derecognition of derivative liabilities upon the completion of the IPO	[1]		(1,983,719)
Balance as of December 31, 2018			¥ 0	¥ 0

[1]	Upon the completion of the IPO on May 11, 2018, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.